Average Annual Total Returns - Small Cap Special Values Fund	None 1 Year	None 5 Years	None 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	1.42%	10.23%	9.69%	4.63%	9.65%	8.66%